Employee Benefit Plans (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares
Options
Outstanding, shares	529,768	661,977	790,458	879,625
Vested, shares	116,667	136,011	121,082
Exercisable, shares	116,667	136,011	121,082
Forfeited or expired, shares	(132,209)	(128,481)	(89,167)
Restricted stock and restricted stock units
Non Vested, shares	693,389	709,710	701,731	450,253
Granted, shares	167,515	287,500	435,398
Vested, shares	(180,469)	(279,071)	(183,920)
Forfeited or expired, shares	(3,367)	(450)
Weighted average exercise price
Options
Outstanding	$ 26.6	$ 28.2	$ 29.8	$ 32
Weighted average remaining term
Options
Weighted average remaining term	2 years 11 months 16 days	3 years 4 months 10 days	3 years 9 months 18 days	4 years 4 months 28 days
Restricted stock and restricted stock units
Weighted average remaining term	2 years 3 months 25 days	3 years 1 month 10 days	3 years 1 month 2 days	2 years 6 months 18 days
Aggregate fair value
Options
Outstanding, value	$ 5,014	$ 5,696	$ 7,539	$ 9,804
Forfeited or expired, value	(682)	(1,843)	(2,265)
Restricted stock and restricted stock units
Non vested, value	5,329	6,490	9,059	$ 6,100
Granted, value	476	863	5,530
Vested, value	(1,595)	(3,425)	$ (2,571)
Forfeited or expired, value	$ (42)	$ (7)